GOODWILL AND INTANGIBLE ASSETS- NARRATIVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS
Goodwill, Acquired During Period		$ 21,500
Impairment of goodwill	$ 0	0
Domain name intangible assets, not subject to amortization	200	200
Amortization expense for intangible assets	$ 3,700	$ 2,900	$ 600